Pension and other post-retirement benefits	6 Months Ended
Jun. 30, 2022
Retirement Benefits [Abstract]
Pension and other post-retirement benefits	Pension and other post-employment benefits
The following table lists the components of net benefit costs for the pension plans and other post-employment benefits (“OPEB”) in the unaudited interim consolidated statements of operations for the three and six months ended June 30:

	Pension benefits
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Service cost	$4,532	$4,508	$8,388	$8,336
Non-service costs
Interest cost	6,778	3,511	12,841	10,217
Expected return on plan assets	(10,519)	(6,616)	(20,843)	(17,780)
Amortization of net actuarial loss	1,257	2,540	2,046	4,812
Amortization of prior service credits	(389)	(406)	(792)	(813)
Impact of regulatory accounts	4,664	4,825	11,002	11,009
	$1,791	$3,854	$4,254	$7,445
Net benefit cost	$6,323	$8,362	$12,642	$15,781

	OPEB
	Three months ended June 30		Six months ended June 30
	2022	2021	2022	2021
Service cost	$1,554	$1,772	$3,109	$3,544
Non-service costs
Interest cost	2,282	3,031	4,641	4,052
Expected return on plan assets	(2,841)	(2,510)	(5,682)	(5,021)
Amortization of net actuarial loss (gain)	(86)	436	(172)	873
Amortization of prior service credits	6	—	12	—
Impact of regulatory accounts	1,106	(950)	1,783	196
	$467	$7	$582	$100
Net benefit cost	$2,021	$1,779	$3,691	$3,644
The service cost components of pension plans and OPEB are shown as part of operating expenses within operating income in the unaudited interim consolidated statements of operations. The remaining components of net benefit cost are considered non-service costs and have been included outside of operating income in the unaudited interim consolidated statements of operations.